Offerings	Aug. 05, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.300% Senior Notes due 2028
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,815,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,521.68
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in Quanta Services, Inc's Registration Statement on Form S-3 (File No. 333-281209) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.500% Senior Notes due 2031
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 498,655,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,344.08
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in Quanta Services, Inc's Registration Statement on Form S-3 (File No. 333-281209) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.100% Senior Notes due 2035
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 498,525,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 76,324.18
Offering Note	This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in Quanta Services, Inc's Registration Statement on Form S-3 (File No. 333-281209) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.